BORROWINGS - Weighted Average Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total	$ 8,490	$ 8,823
Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average rate (%)	9.00%	10.10%
Weighted average term (years)	5 years 6 months	6 years 6 months